BALANCE SHEET DETAILS - Schedule of Inventories (Parenthetical) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Balance Sheet Related Disclosures [Abstract]
Finished goods at customer sites	$ 0.6	$ 14.4